Basis of presentation and significant accounting policies	6 Months Ended
Jun. 30, 2019
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of presentation and significant accounting policies

Note 2 Basis of presentation and significant accounting policies
These financial statements were prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB), under International Accounting Standard (IAS) 34 - Interim Financial Reporting and were approved by BCE’s board of directors on July 31, 2019. These financial statements were prepared using the same basis of presentation, accounting policies and methods of computation as outlined in Note 2, Significant accounting policies in our consolidated financial statements for the year ended December 31, 2018, except as noted below and as described in Note 14, Adoption of IFRS 16.
These financial statements do not include all of the notes required in annual financial statements.
All amounts are in millions of Canadian dollars, except where noted.

Adoption of new accounting standards
IFRS 16

As required, we adopted IFRS 16 - Leases effective January 1, 2019. We adopted IFRS 16 using a modified retrospective approach whereby the financial statements of prior periods presented were not restated and continue to be reported under IAS 17 - Leases, as permitted by the specific transition provisions of IFRS 16. The cumulative effect of the initial adoption of IFRS 16 was reflected as an adjustment to the deficit at January 1, 2019.

Under IAS 17, leases of property, plant and equipment were recognized as finance leases when we obtained substantially all the risks and rewards of ownership of the underlying assets. All other leases were classified as operating leases. IFRS 16 eliminates the distinction between operating and finance leases for lessees, requiring instead that we recognize a right-of-use asset and a lease liability at lease commencement for all leases, with certain exceptions permitted through elections and practical expedients. Accounting for leases previously classified as finance leases and lessor accounting remains largely unchanged under IFRS 16.

We recognized lease liabilities at January 1, 2019 for leases previously classified as operating leases, measured at the present value of lease payments using our incremental borrowing rate at that date. Property, plant and equipment includes the corresponding right-of-use assets also recognized at January 1, 2019. The right-of-use assets were generally measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the balance sheet as at December 31, 2018. In certain cases, the right-of-use assets were measured as though IFRS 16 had been applied since the lease commencement date. A depreciation charge for right-of-use assets is recorded in Depreciation and an interest expense on lease liabilities is recorded in Finance costs in the income statement.

As permitted by IFRS 16, we elected not to recognize lease liabilities and right-of-use assets for short-term leases and leases of low value assets, which will continue to be expensed on a straight-line basis over the lease term. We have also applied certain practical expedients to facilitate the initial adoption and ongoing application of IFRS 16:

•	We generally do not separate non-lease components from related lease components. Each lease component and any associated non-lease components are accounted for as a single lease component.

•	We apply a single incremental borrowing rate to a portfolio of leases with similar characteristics

•	As an alternative to performing an impairment review, we adjusted right-of-use assets for any onerous lease provisions recognized in the balance sheet at December 31, 2018

•	We applied the exemption not to recognize right-of-use assets and liabilities for certain leases with a remaining term of 12 months or less as of January 1, 2019

•	We used hindsight when determining the lease term when the lease contracts contain options to extend or terminate the lease

For additional details, see note Note 14, Adoption of IFRS 16.